Operating Segment Information - Revenues and Long-Lived Assets By Geographic Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues and long-lived assets
Revenues	$ 2,212	$ 1,938	$ 2,130
Property, plant and equipment, net	848	947
United States
Revenues and long-lived assets
Revenues	511	476	500
Property, plant and equipment, net	91	97
Germany
Revenues and long-lived assets
Revenues	227	214	234
Property, plant and equipment, net	242	268
United Kingdom
Revenues and long-lived assets
Revenues	117	105	110
Property, plant and equipment, net	174	182
China
Revenues and long-lived assets
Revenues	108	103	126
Italy
Revenues and long-lived assets
Revenues	129	101	111
Property, plant and equipment, net	147	166
Spain
Revenues and long-lived assets
Revenues	92	76	92
France
Revenues and long-lived assets
Revenues	83	76	78
India
Revenues and long-lived assets
Revenues	76	54	62
Malaysia
Revenues and long-lived assets
Property, plant and equipment, net	79	89
Other nations
Revenues and long-lived assets
Revenues	869	733	$ 817
Property, plant and equipment, net	$ 115	$ 145